Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	117 Months Ended		120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Oct. 01, 2014	Jun. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
Account Value	$ 14,917	$ 14,917	$ 14,917	$ 14,917	$ 14,917	$ 14,180	$ 14,214	$ 13,813	$ 11,583	$ 12,232	$ 10,701	$ 10,350	$ 9,682	$ 9,166		$ 9,550
Average Annual Return, Percent	0.46%	3.09%			4.08%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.20%	4.05%			4.56%
Class C
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
Account Value	$ 14,635	$ 14,635	14,635	14,635	$ 14,635	14,007	14,125	13,821	11,669	12,398	10,920	10,629	10,007	9,541		10,000
Average Annual Return, Percent	3.48%	3.37%			3.88%
Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	4.48%	3.37%			3.88%
Class I
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
Account Value	$ 161,402	$ 161,402	$ 161,402	161,402	$ 161,402	152,914	152,721	147,928	123,610	130,043	113,369	109,303	101,896	96,236		100,000
Class I | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.55%	4.41%			4.90%
Class R
Account Value [Line Items]
Line Graph and Table Measure Name			Class R
Account Value	$ 16,134	$ 16,134	$ 16,134	$ 16,134	$ 16,134	15,359	15,417	15,006	12,604	13,323	11,680	11,314	10,600	10,052	$ 10,000
Class R | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.05%	3.90%		5.03%
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
Account Value	$ 16,939	$ 16,939	$ 16,939	$ 16,939	$ 16,939	16,048	16,028	15,525	12,979	13,654	11,898	11,471	10,686	10,085	10,000
Class Z | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.55%	4.40%		5.56%
Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name					Linked Index1
Account Value	$ 15,897	$ 15,897	15,897	$ 15,897	$ 15,897	15,236	15,331	14,899	12,572	13,669	11,837	11,521	10,484	9,634		10,000
Average Annual Return, Percent	4.34%	3.06%			4.74%
Linked Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name					Linked Index1
Account Value	$ 15,897	$ 15,897	15,897	15,897	$ 15,897	15,236	15,331	14,899	12,572	13,669	11,837	11,521	10,484	9,634		10,000
Average Annual Return, Percent	4.34%	3.06%			4.74%
Linked Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name					Linked Index1
Account Value	$ 158,968	$ 158,968	$ 158,968	158,968	$ 158,968	152,355	153,310	148,991	125,725	136,688	118,374	115,206	104,840	96,336		100,000
Average Annual Return, Percent	4.34%	3.06%			4.74%
Linked Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 16,627	$ 16,627	$ 16,627	$ 16,627	$ 16,627	15,935	16,035	15,583	13,150	14,296	12,381	12,049	10,965	10,076	10,000
Average Annual Return, Percent	4.34%	3.06%		5.35%
Linked Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 16,627	$ 16,627	$ 16,627	$ 16,627	$ 16,627	15,935	16,035	15,583	13,150	14,296	12,381	12,049	10,965	10,076	10,000
Average Annual Return, Percent	4.34%	3.06%		5.35%
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value	$ 33,521	$ 33,521	33,521	$ 33,521	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742		10,000
Average Annual Return, Percent	24.56%	15.04%			12.86%
MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Index - net
Account Value	$ 24,021	$ 24,021	24,021	24,021	$ 24,021	19,986	16,864	19,687	14,159	13,767	12,948	11,655	9,861	10,143		10,000
Average Annual Return, Percent	20.19%	11.77%			9.16%
S&P 500 Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value	$ 33,521	$ 33,521	33,521	33,521	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742		10,000
Average Annual Return, Percent	24.56%	15.04%			12.86%
MSCI World Index - net, Class C
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Index - net
Account Value	$ 24,021	$ 24,021	24,021	24,021	$ 24,021	19,986	16,864	19,687	14,159	13,767	12,948	11,655	9,861	10,143		10,000
Average Annual Return, Percent	20.19%	11.77%			9.16%
S&P 500 Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value	$ 335,207	$ 335,207	335,207	335,207	$ 335,207	269,121	225,029	251,754	178,810	166,327	150,635	131,704	111,712	107,423		100,000
Average Annual Return, Percent	24.56%	15.04%			12.86%
MSCI World Index - net, Class I
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Index - net
Account Value	$ 240,213	$ 240,213	$ 240,213	240,213	$ 240,213	199,858	168,641	196,868	141,587	137,672	129,476	116,553	98,610	101,430		$ 100,000
Average Annual Return, Percent	20.19%	11.77%			9.16%
S&P 500 Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 33,589	$ 33,589	$ 33,589	$ 33,589	$ 33,589	26,967	22,549	25,227	17,917	16,667	15,094	13,197	11,194	10,764	10,000
Average Annual Return, Percent	24.56%	15.04%		13.24%
MSCI World Index - net, Class R
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Account Value	$ 24,830	$ 24,830	$ 24,830	$ 24,830	24,830	20,659	17,432	20,350	14,636	14,231	13,384	12,048	10,193	10,485	10,000
Average Annual Return, Percent	20.19%	11.77%		9.78%
S&P 500 Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 33,589	$ 33,589	$ 33,589	$ 33,589	33,589	26,967	22,549	25,227	17,917	16,667	15,094	13,197	11,194	10,764	10,000
Average Annual Return, Percent	24.56%	15.04%		13.24%
MSCI World Index - net, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Account Value	$ 24,830	$ 24,830	$ 24,830	$ 24,830	$ 24,830	$ 20,659	$ 17,432	$ 20,350	$ 14,636	$ 14,231	$ 13,384	$ 12,048	$ 10,193	$ 10,485	$ 10,000
Average Annual Return, Percent	20.19%	11.77%		9.78%